JPMorgan SmartRetirement® Blend 2025 Fund
Schedule of Portfolio Investments as of September 30, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 42.6%
Fixed Income — 16.5%
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	28,874	214,245
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	5,477	35,164
JPMorgan High Yield Fund Class R6 Shares (a)	15,574	103,099
Total Fixed Income		352,508
International Equity — 2.0%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	2,485	44,137
U.S. Equity — 24.1%
JPMorgan Equity Index Fund Class R6 Shares (a)	5,964	515,717
Total Investment Companies (Cost $654,776)		912,362
Exchange-Traded Funds — 28.4%
Alternative Assets — 0.9%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	192	19,409
Fixed Income — 9.2%
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	1,814	85,821
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	544	25,775
JPMorgan Inflation Managed Bond ETF (a)	1,781	85,536
Total Fixed Income		197,132
International Equity — 13.4%
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	792	44,048
JPMorgan BetaBuilders International Equity ETF (a)	3,828	241,217
Total International Equity		285,265
U.S. Equity — 4.9%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	716	67,609
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	557	37,552
Total U.S. Equity		105,161
Total Exchange-Traded Funds (Cost $505,942)		606,967
	PRINCIPAL AMOUNT ($000)
Corporate Bonds — 7.2%
Aerospace & Defense — 0.2%
Boeing Co. (The)
2.75%, 2/1/2026	66	64
2.20%, 2/4/2026	85	82
2.70%, 2/1/2027	1,722	1,633
3.45%, 11/1/2028	200	188
6.53%, 5/1/2034 (b)	225	242
L3Harris Technologies, Inc.
5.25%, 6/1/2031	250	260
5.40%, 7/31/2033	206	215
Northrop Grumman Corp.
5.15%, 5/1/2040	242	246

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Aerospace & Defense — continued
3.85%, 4/15/2045	220	186
RTX Corp.
2.25%, 7/1/2030	422	379
5.15%, 2/27/2033	155	161
2.82%, 9/1/2051	385	258
		3,914
Automobiles — 0.1%
General Motors Co. 6.80%, 10/1/2027	400	424
Hyundai Capital America
2.38%, 10/15/2027 (b)	835	787
4.55%, 9/26/2029 (b)	250	249
		1,460
Banks — 2.0%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 6.58%, 10/13/2026 (b) (c)	300	305
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.34%, 9/18/2027 (b) (c)	200	207
AIB Group plc (Ireland) (SOFR + 2.33%), 6.61%, 9/13/2029 (b) (c)	400	428
ANZ New Zealand Int'l Ltd. (New Zealand) 5.36%, 8/14/2028 (b)	210	218
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (c)	200	189
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.95%), 5.37%, 7/15/2028 (c)	200	205
6.61%, 11/7/2028	600	651
5.44%, 7/15/2031	200	209
Bank of America Corp.
(SOFR + 1.01%), 1.20%, 10/24/2026 (c)	592	571
(SOFR + 1.29%), 5.08%, 1/20/2027 (c)	237	239
(3-MONTH CME TERM SOFR + 1.77%), 3.71%, 4/24/2028 (c)	1,407	1,387
(SOFR + 1.58%), 4.38%, 4/27/2028 (c)	305	305
(SOFR + 1.63%), 5.20%, 4/25/2029 (c)	430	442
(SOFR + 1.57%), 5.82%, 9/15/2029 (c)	460	484
(SOFR + 1.33%), 2.97%, 2/4/2033 (c)	675	604
(SOFR + 1.91%), 5.29%, 4/25/2034 (c)	390	405
(SOFR + 1.65%), 5.47%, 1/23/2035 (c)	385	405
(SOFR + 1.91%), 5.43%, 8/15/2035 (c)	668	685
Bank of Ireland Group plc (Ireland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.25%, 9/16/2026 (b) (c)	226	229
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (b) (c)	215	205
(SOFR + 1.62%), 5.60%, 3/20/2030 (b) (c)	210	218
Bank of Montreal (Canada) (SOFR + 1.25%), 4.64%, 9/10/2030 (c)	168	170
Bank of New Zealand (New Zealand) 5.08%, 1/30/2029 (b)	250	257
Bank of Nova Scotia (The) (Canada)
4.85%, 2/1/2030	273	279
(SOFR + 1.44%), 4.74%, 11/10/2032 (c)	230	231
Banque Federative du Credit Mutuel SA (France)
1.60%, 10/4/2026 (b)	365	346
5.79%, 7/13/2028 (b)	200	210

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Barclays plc (United Kingdom)
(SOFR + 1.56%), 4.94%, 9/10/2030 (c)	200	202
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 11/24/2032 (c)	200	175
(SOFR + 2.98%), 6.22%, 5/9/2034 (c)	280	302
BNP Paribas SA (France)
(SOFR + 1.22%), 2.16%, 9/15/2029 (b) (c)	364	332
(SOFR + 1.52%), 5.18%, 1/9/2030 (b) (c)	675	693
(SOFR + 1.59%), 5.50%, 5/20/2030 (b) (c)	285	295
(SOFR + 1.88%), 5.74%, 2/20/2035 (b) (c)	510	540
BPCE SA (France)
(SOFR + 1.52%), 1.65%, 10/6/2026 (b) (c)	1,017	985
(SOFR + 2.27%), 6.71%, 10/19/2029 (b) (c)	300	321
(SOFR + 1.96%), 5.72%, 1/18/2030 (b) (c)	250	258
(SOFR + 1.85%), 5.94%, 5/30/2035 (b) (c)	365	382
CaixaBank SA (Spain) (SOFR + 2.08%), 6.68%, 9/13/2027 (b) (c)	255	265
Citigroup, Inc.
(3-MONTH CME TERM SOFR + 1.41%), 3.52%, 10/27/2028 (c)	502	490
(SOFR + 1.36%), 5.17%, 2/13/2030 (c)	940	966
(SOFR + 1.34%), 4.54%, 9/19/2030 (c)	403	403
(SOFR + 1.35%), 3.06%, 1/25/2033 (c)	940	840
Credit Agricole SA (France)
4.38%, 3/17/2025 (b)	500	497
(SOFR + 0.89%), 1.25%, 1/26/2027 (b) (c)	657	628
(SOFR + 1.86%), 6.32%, 10/3/2029 (b) (c)	250	266
(SOFR + 1.69%), 5.34%, 1/10/2030 (b) (c)	520	535
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (b) (c)	400	417
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.10%), 4.61%, 10/2/2030 (b) (c)	200	200
DNB Bank ASA (Norway) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 1.61%, 3/30/2028 (b) (c)	335	313
Federation des Caisses Desjardins du Quebec (Canada)
5.70%, 3/14/2028 (b)	200	207
5.25%, 4/26/2029 (b)	529	545
Fifth Third Bancorp (SOFR + 1.84%), 5.63%, 1/29/2032 (c)	416	435
HSBC Holdings plc (United Kingdom)
(SOFR + 1.73%), 2.01%, 9/22/2028 (c)	1,885	1,759
(SOFR + 3.35%), 7.39%, 11/3/2028 (c)	245	265
(SOFR + 1.29%), 2.21%, 8/17/2029 (c)	205	188
Huntington National Bank (The) 5.65%, 1/10/2030	337	353
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (c)	220	210
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.46%, 1/5/2028 (c)	255	261
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.68%, 1/5/2035 (c)	280	295
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (c)	330	314
3.74%, 3/7/2029	934	918
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (c)	230	218

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.78%, 7/6/2029 (c)	520	544
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 5.38%, 7/10/2030 (c)	550	570
NatWest Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.85%), 7.47%, 11/10/2026 (c)	200	206
(3-MONTH SOFR + 1.75%), 4.89%, 5/18/2029 (c)	200	202
(3-MONTH SOFR + 1.91%), 5.08%, 1/27/2030 (c)	200	204
(3-MONTH SOFR + 1.87%), 4.45%, 5/8/2030 (c)	210	209
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 4.96%, 8/15/2030 (c)	662	672
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.78%, 3/1/2035 (c)	355	377
NatWest Markets plc (United Kingdom) 5.41%, 5/17/2029 (b)	435	452
Nordea Bank Abp (Finland) 5.38%, 9/22/2027 (b)	200	206
PNC Financial Services Group, Inc. (The) (SOFR + 1.93%), 5.07%, 1/24/2034 (c)	264	268
Santander Holdings USA, Inc. (SOFR + 2.50%), 6.17%, 1/9/2030 (c)	265	277
Santander UK Group Holdings plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026 (c)	500	485
(SOFR + 2.75%), 6.83%, 11/21/2026 (c)	635	648
(SOFR + 0.99%), 1.67%, 6/14/2027 (c)	230	219
(SOFR + 2.60%), 6.53%, 1/10/2029 (c)	360	381
(SOFRINDX + 1.55%), 4.86%, 9/11/2030 (c)	215	217
Skandinaviska Enskilda Banken AB (Sweden) 5.38%, 3/5/2029 (b)	410	426
Societe Generale SA (France)
4.25%, 4/14/2025 (b)	850	844
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (b) (c)	320	306
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (b) (c)	270	256
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.63%, 1/19/2030 (b) (c)	328	336
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (b) (c)	625	542
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.07%, 1/19/2035 (b) (c)	214	223
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.46%, 1/14/2027 (b) (c)	200	192
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.69%, 5/14/2028 (b) (c)	225	231
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.20%), 7.02%, 2/8/2030 (b) (c)	250	272
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.45%), 5.91%, 5/14/2035 (b) (c)	745	785
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.52%, 1/13/2028	420	436
5.71%, 1/13/2030	420	445
5.42%, 7/9/2031	550	577
Toronto-Dominion Bank (The) (Canada)
5.16%, 1/10/2028	190	196
5.52%, 7/17/2028	70	73
Truist Financial Corp.
(SOFR + 2.05%), 6.05%, 6/8/2027 (c)	155	159
(SOFR + 2.45%), 7.16%, 10/30/2029 (c)	205	225
(SOFR + 1.85%), 5.12%, 1/26/2034 (c)	140	142
(SOFR + 1.92%), 5.71%, 1/24/2035 (c)	171	180
UniCredit SpA (Italy) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (b) (c)	200	191
Wells Fargo & Co.
4.30%, 7/22/2027	1,701	1,705

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.74%), 5.57%, 7/25/2029 (c)	285	297
(SOFR + 1.50%), 5.20%, 1/23/2030 (c)	80	82
(SOFR + 1.99%), 5.56%, 7/25/2034 (c)	95	100
(SOFR + 1.78%), 5.50%, 1/23/2035 (c)	110	115
(SOFR + 2.53%), 3.07%, 4/30/2041 (c)	156	123
(SOFR + 2.13%), 4.61%, 4/25/2053 (c)	320	296
Westpac New Zealand Ltd. (New Zealand) 5.20%, 2/28/2029 (b)	540	558
		42,807
Beverages — 0.0% ^
Constellation Brands, Inc. 4.50%, 5/9/2047	275	248
Keurig Dr Pepper, Inc. Series 10, 5.20%, 3/15/2031	280	293
		541
Biotechnology — 0.1%
AbbVie, Inc.
5.05%, 3/15/2034	590	616
4.05%, 11/21/2039	500	462
4.25%, 11/21/2049	240	215
Amgen, Inc. 3.00%, 1/15/2052	520	367
Gilead Sciences, Inc. 2.60%, 10/1/2040	288	216
		1,876
Broadline Retail — 0.0% ^
Amazon.com, Inc. 3.95%, 4/13/2052	530	461
Building Products — 0.0% ^
Masco Corp. 2.00%, 10/1/2030	262	228
Capital Markets — 0.6%
Bank of New York Mellon Corp. (The)
(SOFR + 1.60%), 6.32%, 10/25/2029 (c)	220	237
(SOFR + 1.85%), 6.47%, 10/25/2034 (c)	190	215
Brookfield Finance, Inc. (Canada) 3.50%, 3/30/2051	278	210
Deutsche Bank AG (Germany)
(SOFR + 1.87%), 2.13%, 11/24/2026 (c)	517	501
(SOFR + 1.22%), 2.31%, 11/16/2027 (c)	388	369
(SOFR + 1.59%), 5.71%, 2/8/2028 (c)	150	153
(SOFR + 3.18%), 6.72%, 1/18/2029 (c)	170	180
5.41%, 5/10/2029	230	239
(SOFR + 1.70%), 5.00%, 9/11/2030 (c)	160	161
(SOFR + 2.05%), 5.40%, 9/11/2035 (c)	165	166
Goldman Sachs Group, Inc. (The)
4.25%, 10/21/2025	1,486	1,480
(SOFR + 0.79%), 1.09%, 12/9/2026 (c)	1,295	1,242
(SOFR + 1.11%), 2.64%, 2/24/2028 (c)	528	507
(SOFR + 1.77%), 6.48%, 10/24/2029 (c)	250	269
(SOFR + 1.21%), 5.05%, 7/23/2030 (c)	535	549
(SOFR + 1.55%), 5.33%, 7/23/2035 (c)	1,140	1,181

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
Macquarie Group Ltd. (Australia)
(SOFR + 1.07%), 1.34%, 1/12/2027 (b) (c)	470	451
(SOFR + 1.53%), 2.87%, 1/14/2033 (b) (c)	250	217
Morgan Stanley
(SOFR + 1.73%), 5.12%, 2/1/2029 (c)	395	405
(SOFR + 1.59%), 5.16%, 4/20/2029 (c)	355	365
(SOFR + 1.22%), 5.04%, 7/19/2030 (c)	220	226
(SOFR + 1.20%), 2.51%, 10/20/2032 (c)	710	620
(SOFR + 1.73%), 5.47%, 1/18/2035 (c)	132	138
(SOFR + 1.56%), 5.32%, 7/19/2035 (c)	300	311
(SOFR + 1.49%), 3.22%, 4/22/2042 (c)	245	197
Nasdaq, Inc. 5.55%, 2/15/2034	90	95
Nomura Holdings, Inc. (Japan) 5.78%, 7/3/2034	750	788
UBS Group AG (Switzerland)
(SOFRINDX + 0.98%), 1.31%, 2/2/2027 (b) (c)	250	239
(USD SOFR ICE Swap Rate 1 Year + 1.34%), 5.62%, 9/13/2030 (b) (c)	595	622
		12,333
Chemicals — 0.1%
DuPont de Nemours, Inc. 5.32%, 11/15/2038	878	956
Nutrien Ltd. (Canada) 5.00%, 4/1/2049	121	115
Sherwin-Williams Co. (The) 4.80%, 9/1/2031	661	674
		1,745
Commercial Services & Supplies — 0.0% ^
Element Fleet Management Corp. (Canada) 6.32%, 12/4/2028 (b)	530	565
Consumer Finance — 0.4%
AerCap Ireland Capital DAC (Ireland)
6.50%, 7/15/2025	275	278
2.45%, 10/29/2026	1,255	1,205
6.10%, 1/15/2027	290	300
3.00%, 10/29/2028	150	142
5.10%, 1/19/2029	175	179
American Express Co. (SOFR + 1.00%), 5.10%, 2/16/2028 (c)	400	408
Avolon Holdings Funding Ltd. (Ireland)
5.50%, 1/15/2026 (b)	1,075	1,080
2.13%, 2/21/2026 (b)	150	144
4.25%, 4/15/2026 (b)	25	25
4.38%, 5/1/2026 (b)	110	109
2.53%, 11/18/2027 (b)	1,132	1,057
5.75%, 3/1/2029 (b)	191	197
5.75%, 11/15/2029 (b)	575	593
Capital One Financial Corp.
3.80%, 1/31/2028	200	196
(SOFR + 1.91%), 5.70%, 2/1/2030 (c)	180	186
(SOFR + 1.27%), 2.62%, 11/2/2032 (c)	235	201
General Motors Financial Co., Inc.
5.40%, 5/8/2027	185	189

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — continued
5.75%, 2/8/2031	210	217
5.95%, 4/4/2034	165	171
5.45%, 9/6/2034	170	169
Hyundai Capital Services, Inc. (South Korea) 5.13%, 2/5/2029 (b)	200	204
Macquarie Airfinance Holdings Ltd. (United Kingdom) 5.15%, 3/17/2030 (b)	180	180
		7,430
Consumer Staples Distribution & Retail — 0.0% ^
7-Eleven, Inc.
1.80%, 2/10/2031 (b)	190	160
2.50%, 2/10/2041 (b)	125	88
Kroger Co. (The)
5.00%, 9/15/2034	120	121
5.50%, 9/15/2054	90	90
		459
Containers & Packaging — 0.0% ^
Graphic Packaging International LLC 1.51%, 4/15/2026 (b)	259	245
Diversified Consumer Services — 0.0% ^
University of Miami Series 2022, 4.06%, 4/1/2052	110	95
Diversified REITs — 0.0% ^
Safehold GL Holdings LLC 2.85%, 1/15/2032	406	351
WP Carey, Inc. 2.40%, 2/1/2031	183	159
		510
Diversified Telecommunication Services — 0.1%
AT&T, Inc.
2.75%, 6/1/2031	185	167
3.50%, 6/1/2041	664	543
3.55%, 9/15/2055	398	291
Sprint Capital Corp. 6.88%, 11/15/2028	105	115
Verizon Communications, Inc. 2.65%, 11/20/2040	236	174
		1,290
Electric Utilities — 0.9%
Baltimore Gas and Electric Co.
5.40%, 6/1/2053	280	290
5.65%, 6/1/2054	190	205
Consumers 2023 Securitization Funding LLC Series A2, 5.21%, 9/1/2030	786	818
DTE Electric Securitization Funding II LLC Series A-2, 6.09%, 9/1/2037	300	339
Duke Energy Corp. 6.10%, 9/15/2053	580	635
Duke Energy Indiana LLC Series YYY, 3.25%, 10/1/2049	123	90
Duke Energy Progress LLC 2.90%, 8/15/2051	170	116
Duke Energy Progress SC Storm Funding LLC Series A, 5.40%, 3/1/2044	900	953
Edison International 5.75%, 6/15/2027	265	274
Electricite de France SA (France) 5.95%, 4/22/2034 (b)	220	234
Emera US Finance LP (Canada) 4.75%, 6/15/2046	253	225
Entergy Arkansas LLC 2.65%, 6/15/2051	88	56

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Entergy Louisiana LLC
4.00%, 3/15/2033	202	193
2.90%, 3/15/2051	80	53
5.70%, 3/15/2054	140	149
Evergy Missouri West Storm Funding I LLC Series A-1, 5.10%, 12/1/2038	630	652
Evergy Missouri West, Inc. 5.15%, 12/15/2027 (b)	282	289
Evergy, Inc. 2.90%, 9/15/2029	512	476
Fells Point Funding Trust 3.05%, 1/31/2027 (b)	560	543
FirstEnergy Transmission LLC 4.55%, 4/1/2049 (b)	235	211
Fortis, Inc. (Canada) 3.06%, 10/4/2026	334	325
ITC Holdings Corp.
2.95%, 5/14/2030 (b)	156	144
5.40%, 6/1/2033 (b)	500	517
Jersey Central Power & Light Co. 4.30%, 1/15/2026 (b)	236	235
Massachusetts Electric Co. 4.00%, 8/15/2046 (b)	118	98
MidAmerican Energy Co. 5.85%, 9/15/2054	120	134
New England Power Co. (United Kingdom) 2.81%, 10/6/2050 (b)	328	213
NextEra Energy Capital Holdings, Inc. 5.55%, 3/15/2054	410	428
NRG Energy, Inc.
2.00%, 12/2/2025 (b)	115	111
2.45%, 12/2/2027 (b)	410	384
Pacific Gas and Electric Co.
2.95%, 3/1/2026	831	811
6.40%, 6/15/2033	203	222
5.80%, 5/15/2034	442	467
3.75%, 8/15/2042 (d)	86	68
4.30%, 3/15/2045	90	75
6.75%, 1/15/2053	125	143
5.90%, 10/1/2054	40	41
PG&E Recovery Funding LLC
Series A-2, 5.23%, 6/1/2042	2,435	2,570
Series A-3, 5.54%, 7/15/2047	200	212
Series A-3, 5.53%, 6/1/2049	340	360
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	135	131
Series A-4, 5.21%, 12/1/2047	80	81
Series A-5, 5.10%, 6/1/2052	150	152
PPL Capital Funding, Inc. 5.25%, 9/1/2034	165	170
Public Service Co. of Oklahoma 5.25%, 1/15/2033	240	247
Public Service Electric and Gas Co. 3.00%, 3/1/2051	410	291
SCE Recovery Funding LLC
Series A-1, 4.70%, 6/15/2040	179	180
Series A-2, 5.11%, 12/15/2047	80	81
Sigeco Securitization I LLC Series A1, 5.03%, 11/15/2036	172	176
Southern California Edison Co.
5.85%, 11/1/2027	289	304
5.45%, 6/1/2031	400	423

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Series C, 4.13%, 3/1/2048	152	128
5.88%, 12/1/2053	134	145
5.75%, 4/15/2054	505	540
Southern Co. (The) 5.70%, 3/15/2034	295	317
Tampa Electric Co. 4.90%, 3/1/2029	362	371
Union Electric Co.
5.20%, 4/1/2034	360	376
3.90%, 4/1/2052	198	163
Vistra Operations Co. LLC 6.00%, 4/15/2034 (b)	34	36
		18,671
Entertainment — 0.1%
Take-Two Interactive Software, Inc.
3.70%, 4/14/2027	366	361
5.40%, 6/12/2029	590	611
4.00%, 4/14/2032	1,000	958
		1,930
Financial Services — 0.1%
Corebridge Financial, Inc. 3.85%, 4/5/2029	120	117
Fiserv, Inc. 5.15%, 8/12/2034	700	718
Global Payments, Inc.
3.20%, 8/15/2029	395	370
5.30%, 8/15/2029	71	73
Nationwide Building Society (United Kingdom)
(3-MONTH SOFR + 1.45%), 4.30%, 3/8/2029 (b) (c)	260	257
5.13%, 7/29/2029 (b)	602	620
NTT Finance Corp. (Japan) 5.14%, 7/2/2031 (b)	600	621
Shell International Finance BV 3.13%, 11/7/2049	251	182
		2,958
Food Products — 0.1%
Bunge Ltd. Finance Corp.
2.75%, 5/14/2031	159	144
4.65%, 9/17/2034	298	297
J M Smucker Co. (The) 6.20%, 11/15/2033	100	111
JBS USA Holding Lux SARL
3.75%, 12/1/2031	285	262
6.75%, 3/15/2034 (b)	251	278
Kellanova 5.25%, 3/1/2033	199	208
Kraft Heinz Foods Co.
4.63%, 10/1/2039	250	238
4.38%, 6/1/2046	137	121
Tyson Foods, Inc. 5.70%, 3/15/2034	200	211
		1,870
Gas Utilities — 0.0% ^
Atmos Energy Corp. 2.85%, 2/15/2052	245	165

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Gas Utilities — continued
CenterPoint Energy Resources Corp. 1.75%, 10/1/2030	238	205
Southern California Gas Co. 6.35%, 11/15/2052	150	173
		543
Ground Transportation — 0.1%
Burlington Northern Santa Fe LLC 5.50%, 3/15/2055	190	205
Canadian Pacific Railway Co. (Canada) 4.70%, 5/1/2048	192	180
CSX Corp. 3.80%, 11/1/2046	241	202
ERAC USA Finance LLC 5.20%, 10/30/2034 (b)	200	209
Norfolk Southern Corp. 3.05%, 5/15/2050	237	167
Penske Truck Leasing Co. LP 6.05%, 8/1/2028 (b)	250	263
Triton Container International Ltd. (Bermuda) 2.05%, 4/15/2026 (b)	800	765
Uber Technologies, Inc. 4.80%, 9/15/2034	150	150
Union Pacific Corp. 3.55%, 8/15/2039	345	301
		2,442
Health Care Equipment & Supplies — 0.0% ^
Boston Scientific Corp. 4.55%, 3/1/2039	78	76
DH Europe Finance II SARL 3.25%, 11/15/2039	123	104
		180
Health Care Providers & Services — 0.2%
AHS Hospital Corp. 5.02%, 7/1/2045	140	142
Banner Health 1.90%, 1/1/2031	323	280
Bon Secours Mercy Health, Inc. Series 20-2, 3.21%, 6/1/2050	195	143
Cencora, Inc. 5.13%, 2/15/2034	770	793
Children's Hospital of Philadelphia (The) Series 2020, 2.70%, 7/1/2050	240	165
Cigna Group (The) 5.13%, 5/15/2031	600	624
CommonSpirit Health
1.55%, 10/1/2025	85	82
2.78%, 10/1/2030	195	177
3.91%, 10/1/2050	80	64
Elevance Health, Inc. 2.25%, 5/15/2030	488	437
HCA, Inc.
5.45%, 9/15/2034	380	391
5.50%, 6/15/2047	140	139
3.50%, 7/15/2051	125	90
MedStar Health, Inc. Series 20A, 3.63%, 8/15/2049	165	128
MultiCare Health System 2.80%, 8/15/2050	149	95
MyMichigan Health Series 2020, 3.41%, 6/1/2050	50	38
PeaceHealth Obligated Group Series 2020, 3.22%, 11/15/2050	175	124
Piedmont Healthcare, Inc. 2.86%, 1/1/2052	230	158
UnitedHealth Group, Inc. 5.88%, 2/15/2053	110	122
West Virginia United Health System Obligated Group Series 2020, 3.13%, 6/1/2050	375	260
		4,452
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc. 5.25%, 5/15/2036	150	152
DOC DR LLC 2.63%, 11/1/2031	135	118

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care REITs — continued
Healthcare Realty Holdings LP
3.10%, 2/15/2030	750	689
2.00%, 3/15/2031	475	398
Healthpeak OP LLC 2.13%, 12/1/2028	334	306
Sabra Health Care LP 3.20%, 12/1/2031	215	189
		1,852
Hotels, Restaurants & Leisure — 0.0% ^
Starbucks Corp. 3.35%, 3/12/2050	251	185
Independent Power and Renewable Electricity Producers — 0.0% ^
Constellation Energy Generation LLC
5.80%, 3/1/2033	211	226
5.75%, 10/1/2041	210	222
Southern Power Co. 5.15%, 9/15/2041	260	257
		705
Industrial Conglomerates — 0.0% ^
Honeywell International, Inc. 5.25%, 3/1/2054	270	282
Industrial REITs — 0.0% ^
Prologis LP 5.25%, 3/15/2054	332	337
Insurance — 0.3%
Aon North America, Inc.
5.45%, 3/1/2034	350	367
5.75%, 3/1/2054	300	318
Arthur J Gallagher & Co. 5.75%, 7/15/2054	450	470
Berkshire Hathaway Finance Corp. 3.85%, 3/15/2052	185	156
Brown & Brown, Inc. 2.38%, 3/15/2031	488	422
CNA Financial Corp. 5.13%, 2/15/2034	510	522
Corebridge Global Funding 5.90%, 9/19/2028 (b)	180	189
Empower Finance 2020 LP (Canada) 3.08%, 9/17/2051 (b)	352	238
F&G Annuities & Life, Inc. 6.50%, 6/4/2029	135	139
F&G Global Funding 5.88%, 6/10/2027 (b)	300	307
Fidelity & Guaranty Life Holdings, Inc. 5.50%, 5/1/2025 (b)	95	95
High Street Funding Trust I 4.11%, 2/15/2028 (b)	150	146
Nationwide Mutual Insurance Co. 8.25%, 12/1/2031 (b)	400	461
New York Life Insurance Co. 3.75%, 5/15/2050 (b)	510	409
Northwestern Mutual Global Funding
1.70%, 6/1/2028 (b)	200	183
5.16%, 5/28/2031 (b)	600	630
Teachers Insurance & Annuity Association of America
4.27%, 5/15/2047 (b)	70	61
3.30%, 5/15/2050 (b)	495	362
		5,475

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Interactive Media & Services — 0.0% ^
Meta Platforms, Inc.
5.60%, 5/15/2053	245	266
5.40%, 8/15/2054	200	209
		475
IT Services — 0.0% ^
CGI, Inc. (Canada) 1.45%, 9/14/2026	215	203
Machinery — 0.0% ^
Otis Worldwide Corp. 3.11%, 2/15/2040	290	233
Media — 0.1%
Charter Communications Operating LLC
2.80%, 4/1/2031	152	130
3.50%, 3/1/2042	115	80
3.70%, 4/1/2051	532	340
Comcast Corp.
3.25%, 11/1/2039	431	352
2.80%, 1/15/2051	585	388
5.35%, 5/15/2053	745	762
Discovery Communications LLC 3.63%, 5/15/2030	210	189
		2,241
Metals & Mining — 0.1%
Corp. Nacional del Cobre de Chile (Chile) 6.44%, 1/26/2036 (b)	200	218
Glencore Funding LLC (Australia)
2.50%, 9/1/2030 (b)	398	357
5.63%, 4/4/2034 (b)	230	240
South32 Treasury Ltd. (Australia) 4.35%, 4/14/2032 (b)	280	265
Steel Dynamics, Inc. 1.65%, 10/15/2027	316	292
		1,372
Multi-Utilities — 0.1%
Berkshire Hathaway Energy Co. 2.85%, 5/15/2051	241	163
DTE Energy Co. 5.10%, 3/1/2029	600	618
Engie SA (France) 5.63%, 4/10/2034 (b)	700	736
NiSource, Inc. 5.20%, 7/1/2029	250	259
Public Service Enterprise Group, Inc. 5.45%, 4/1/2034	200	208
San Diego Gas & Electric Co. 2.95%, 8/15/2051	370	260
Southern Co. Gas Capital Corp. Series 21A, 3.15%, 9/30/2051	170	117
		2,361
Office REITs — 0.0% ^
COPT Defense Properties LP 2.75%, 4/15/2031	295	258
Oil, Gas & Consumable Fuels — 0.5%
Aker BP ASA (Norway)
5.13%, 10/1/2034 (b)	150	148
5.80%, 10/1/2054 (b)	150	148
APA Infrastructure Ltd. (Australia) 5.13%, 9/16/2034 (b)	424	422
Boardwalk Pipelines LP 4.45%, 7/15/2027	205	205

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
BP Capital Markets America, Inc. 2.77%, 11/10/2050	238	156
Cheniere Energy, Inc. 5.65%, 4/15/2034 (b)	160	165
Columbia Pipelines Holding Co. LLC
5.10%, 10/1/2031 (b)	102	103
5.68%, 1/15/2034 (b)	148	153
Coterra Energy, Inc. 3.90%, 5/15/2027	155	153
Devon Energy Corp. 5.75%, 9/15/2054	285	277
Enbridge, Inc. (Canada)
5.70%, 3/8/2033	180	190
5.63%, 4/5/2034	335	351
Energy Transfer LP 5.00%, 5/15/2044 (d)	565	517
Eni SpA (Italy) 5.95%, 5/15/2054 (b)	200	206
Enterprise Products Operating LLC
4.95%, 2/15/2035	510	518
4.45%, 2/15/2043	354	322
Exxon Mobil Corp. 3.00%, 8/16/2039	734	603
Flex Intermediate Holdco LLC
3.36%, 6/30/2031 (b)	195	171
4.32%, 12/30/2039 (b)	135	108
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates) 2.94%, 9/30/2040 (b)	229	193
Gray Oak Pipeline LLC
2.60%, 10/15/2025 (b)	550	536
3.45%, 10/15/2027 (b)	334	323
Kinder Morgan, Inc.
5.00%, 2/1/2029	229	234
7.80%, 8/1/2031	500	582
MPLX LP
5.50%, 6/1/2034	360	370
4.50%, 4/15/2038	256	237
NGPL PipeCo LLC 3.25%, 7/15/2031 (b)	210	187
Northern Natural Gas Co. 5.63%, 2/1/2054 (b)	40	42
Occidental Petroleum Corp.
5.20%, 8/1/2029	110	112
5.38%, 1/1/2032	110	111
ONEOK, Inc.
4.75%, 10/15/2031	490	490
5.70%, 11/1/2054	430	427
Ovintiv, Inc. 6.25%, 7/15/2033	400	423
Phillips 66 Co. 3.55%, 10/1/2026	245	242
South Bow USA Infrastructure Holdings LLC (Canada)
4.91%, 9/1/2027 (b)	85	86
5.03%, 10/1/2029 (b)	95	95
TotalEnergies Capital International SA (France) 2.99%, 6/29/2041	495	384
TransCanada PipeLines Ltd. (Canada) 5.85%, 3/15/2036	350	372
		10,362
Passenger Airlines — 0.0% ^
United Airlines Pass-Through Trust Series 2016-2, Class A Shares, 3.10%, 10/7/2028	657	597

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Personal Care Products — 0.0% ^
Haleon US Capital LLC 4.00%, 3/24/2052	350	298
Pharmaceuticals — 0.1%
AstraZeneca plc (United Kingdom) 6.45%, 9/15/2037	55	64
Bristol-Myers Squibb Co.
4.13%, 6/15/2039	295	273
3.70%, 3/15/2052	171	136
5.55%, 2/22/2054	27	29
5.65%, 2/22/2064	250	265
Eli Lilly & Co. 5.00%, 2/9/2054	540	549
Merck & Co., Inc.
2.35%, 6/24/2040	348	255
4.00%, 3/7/2049	40	35
2.90%, 12/10/2061	35	23
Pfizer Investment Enterprises Pte. Ltd. 5.30%, 5/19/2053	375	388
Takeda Pharmaceutical Co. Ltd. (Japan) 3.18%, 7/9/2050	750	538
Zoetis, Inc. 5.60%, 11/16/2032	289	309
		2,864
Professional Services — 0.0% ^
Verisk Analytics, Inc. 5.75%, 4/1/2033	170	183
Residential REITs — 0.0% ^
Essex Portfolio LP 5.50%, 4/1/2034	100	104
UDR, Inc.
2.10%, 8/1/2032	482	397
1.90%, 3/15/2033	65	52
		553
Retail REITs — 0.0% ^
Brixmor Operating Partnership LP
2.25%, 4/1/2028	180	166
2.50%, 8/16/2031	110	95
NNN REIT, Inc.
5.60%, 10/15/2033	100	105
5.50%, 6/15/2034	150	156
Realty Income Corp. 1.80%, 3/15/2033	275	219
		741
Semiconductors & Semiconductor Equipment — 0.2%
Analog Devices, Inc. 2.80%, 10/1/2041	236	179
Broadcom, Inc.
1.95%, 2/15/2028 (b)	529	491
5.05%, 7/12/2029	600	618
5.15%, 11/15/2031	500	519
4.55%, 2/15/2032	216	216
3.19%, 11/15/2036 (b)	228	193
Intel Corp.
3.25%, 11/15/2049	140	94
3.05%, 8/12/2051	140	90

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Semiconductors & Semiconductor Equipment — continued
5.70%, 2/10/2053	100	98
KLA Corp. 3.30%, 3/1/2050	442	334
NXP BV (China) 3.25%, 5/11/2041	365	283
Texas Instruments, Inc. 5.05%, 5/18/2063	530	532
TSMC Global Ltd. (Taiwan) 1.38%, 9/28/2030 (b)	370	313
		3,960
Software — 0.1%
Cadence Design Systems, Inc. 4.70%, 9/10/2034	386	389
Intuit, Inc. 5.50%, 9/15/2053	70	75
Oracle Corp.
3.80%, 11/15/2037	799	707
3.60%, 4/1/2050	160	122
Roper Technologies, Inc. 1.75%, 2/15/2031	277	234
VMware LLC
1.40%, 8/15/2026	421	399
4.70%, 5/15/2030	415	418
		2,344
Specialized REITs — 0.2%
American Tower Corp.
1.50%, 1/31/2028	205	187
5.20%, 2/15/2029	380	393
1.88%, 10/15/2030	1,190	1,025
Crown Castle, Inc. 5.80%, 3/1/2034	120	127
CubeSmart LP 2.00%, 2/15/2031	570	488
Equinix, Inc. 2.90%, 11/18/2026	360	350
Extra Space Storage LP
5.90%, 1/15/2031	190	202
2.40%, 10/15/2031	305	262
		3,034
Specialty Retail — 0.0% ^
Home Depot, Inc. (The) 3.63%, 4/15/2052	185	149
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc. 2.70%, 8/5/2051	295	203
Dell International LLC 6.20%, 7/15/2030	970	1,055
Hewlett Packard Enterprise Co. 5.00%, 10/15/2034	460	455
		1,713
Tobacco — 0.1%
Altria Group, Inc. 2.45%, 2/4/2032	375	320
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	482	449
4.39%, 8/15/2037	265	241
		1,010
Water Utilities — 0.0% ^
American Water Capital Corp. 5.45%, 3/1/2054	550	578

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Wireless Telecommunication Services — 0.1%
America Movil SAB de CV (Mexico) 2.88%, 5/7/2030	250	230
T-Mobile USA, Inc.
2.55%, 2/15/2031	670	597
5.15%, 4/15/2034	147	151
3.40%, 10/15/2052	430	315
Vodafone Group plc (United Kingdom) 5.75%, 6/28/2054	300	311
		1,604
Total Corporate Bonds (Cost $160,559)		154,974
Mortgage-Backed Securities — 6.9%
FHLMC Gold Pools, Other
Pool # WN1157, 1.80%, 11/1/2028	985	900
Pool # WA1626, 3.45%, 8/1/2032	1,160	1,107
Pool # WN3225, 3.80%, 10/1/2034	750	718
FHLMC UMBS, 30 Year
Pool # ZL3032, 3.50%, 5/1/2042	520	496
Pool # QA9530, 2.50%, 5/1/2050	481	422
Pool # QB1397, 2.50%, 7/1/2050	75	65
Pool # QB4026, 2.50%, 10/1/2050	1,618	1,427
Pool # QB4045, 2.50%, 10/1/2050	1,009	887
Pool # QB4484, 2.50%, 10/1/2050	677	596
Pool # QB4542, 2.50%, 10/1/2050	679	599
Pool # RA4224, 3.00%, 11/1/2050	271	246
Pool # QB8503, 2.50%, 2/1/2051	776	676
Pool # SD4767, 2.50%, 2/1/2051	1,229	1,074
Pool # QC9443, 2.50%, 10/1/2051	639	559
Pool # SD5768, 3.00%, 1/1/2052	2,154	1,963
Pool # QD4686, 4.00%, 1/1/2052	250	240
Pool # QD7596, 2.50%, 2/1/2052	2,095	1,831
Pool # RA6815, 2.50%, 2/1/2052	1,739	1,514
Pool # SD3952, 2.50%, 3/1/2052	1,419	1,243
Pool # QE1637, 4.00%, 5/1/2052	277	270
Pool # QE1832, 4.50%, 5/1/2052	343	344
Pool # QH9763, 6.00%, 1/1/2054	460	472
Pool # QH9845, 6.00%, 2/1/2054	1,610	1,654
FNMA UMBS, 30 Year
Pool # CA2826, 5.50%, 12/1/2048	798	821
Pool # BK2113, 2.50%, 3/1/2050	450	394
Pool # CA5658, 2.50%, 5/1/2050	143	125
Pool # FM3118, 3.00%, 5/1/2050	415	381
Pool # BP8608, 2.50%, 6/1/2050	302	264
Pool # BP9250, 2.50%, 7/1/2050	1,260	1,105
Pool # FP0059, 2.50%, 8/1/2050	1,009	876
Pool # BQ2894, 3.00%, 9/1/2050	922	844
Pool # BK8152, 2.50%, 10/1/2050	304	265
Pool # BQ3996, 2.50%, 10/1/2050	657	578

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BQ5243, 3.50%, 10/1/2050	376	355
Pool # CA7398, 3.50%, 10/1/2050	890	840
Pool # BP7667, 2.50%, 12/1/2050	733	645
Pool # BR4318, 3.00%, 1/1/2051	99	91
Pool # CA8637, 4.00%, 1/1/2051	1,574	1,539
Pool # CB0189, 3.00%, 4/1/2051	302	274
Pool # CB0458, 2.50%, 5/1/2051	475	415
Pool # FS7655, 2.50%, 5/1/2051	1,218	1,060
Pool # BT0122, 2.50%, 6/1/2051	218	190
Pool # FM7916, 2.50%, 6/1/2051	411	361
Pool # FM7957, 2.50%, 7/1/2051	2,813	2,466
Pool # CB1301, 2.50%, 8/1/2051	734	640
Pool # FM8247, 2.50%, 8/1/2051	405	355
Pool # CB1566, 2.50%, 9/1/2051	1,392	1,205
Pool # FM8659, 2.50%, 9/1/2051	786	687
Pool # FS6514, 2.50%, 9/1/2051	433	380
Pool # FS4624, 2.50%, 11/1/2051	352	306
Pool # CB2313, 2.50%, 12/1/2051	450	394
Pool # FS2559, 3.00%, 12/1/2051	1,359	1,232
Pool # CB2637, 2.50%, 1/1/2052	831	724
Pool # BU3079, 3.00%, 1/1/2052	461	415
Pool # CB2670, 3.00%, 1/1/2052	797	716
Pool # BV4831, 3.00%, 2/1/2052	435	392
Pool # FS7749, 3.00%, 2/1/2052	1,641	1,493
Pool # BV0295, 3.50%, 2/1/2052	1,023	973
Pool # BV3950, 4.00%, 2/1/2052	505	488
Pool # BV6743, 4.50%, 5/1/2052	346	346
Pool # BY4714, 5.00%, 6/1/2053	973	973
Pool # BY4761, 5.00%, 6/1/2053	369	370
Pool # BY9327, 6.00%, 11/1/2053	1,050	1,076
Pool # DA7753, 5.50%, 1/1/2054	497	504
Pool # DA0425, 6.00%, 2/1/2054	529	545
Pool # DA7754, 6.00%, 2/1/2054	1,774	1,822
Pool # CB8334, 5.50%, 4/1/2054	1,475	1,497
Pool # DB6037, 5.50%, 5/1/2054	608	615
Pool # DB6039, 6.00%, 5/1/2054	565	581
FNMA, Other
Pool # BS7576, 4.86%, 12/1/2027	625	640
Pool # AM3010, 5.07%, 3/1/2028	535	552
Pool # BL8639, 1.09%, 4/1/2028	756	686
Pool # BS6144, 3.97%, 1/1/2029	1,535	1,532
Pool # AM5319, 4.34%, 1/1/2029	479	484
Pool # BS8149, 4.97%, 9/1/2029	900	934
Pool # BL4956, 2.41%, 11/1/2029	1,235	1,148
Pool # BS0448, 1.27%, 12/1/2029	1,041	906
Pool # BL9748, 1.60%, 12/1/2029	435	388
Pool # AN7593, 2.99%, 12/1/2029	319	303
Pool # BS7361, 4.76%, 1/1/2030	1,880	1,937

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BL9252, 1.37%, 3/1/2030	379	332
Pool # AN8285, 3.11%, 3/1/2030	326	312
Pool # BS0154, 1.28%, 4/1/2030	258	223
Pool # AM8544, 3.08%, 4/1/2030	136	130
Pool # AN8990, 3.53%, 4/1/2030	461	443
Pool # BS7168, 4.57%, 6/1/2030	684	701
Pool # BL9251, 1.45%, 10/1/2030	824	713
Pool # AM4789, 4.18%, 11/1/2030	247	248
Pool # BL9891, 1.37%, 12/1/2030	591	507
Pool # BS0025, 1.38%, 12/1/2030	1,101	952
Pool # BL9494, 1.46%, 12/1/2030	265	226
Pool # BS8442, 4.74%, 4/1/2031	1,069	1,106
Pool # BS2915, 1.87%, 5/1/2031	210	183
Pool # BS7167, 4.64%, 7/1/2031	1,655	1,702
Pool # BS7437, 5.04%, 8/1/2031	870	907
Pool # BS4563, 2.01%, 1/1/2032	255	222
Pool # BS5580, 3.68%, 1/1/2032	1,080	1,048
Pool # BM6898, 2.15%, 2/1/2032 (e)	555	487
Pool # BS4654, 2.39%, 3/1/2032	857	764
Pool # BL5680, 2.44%, 3/1/2032	1,295	1,155
Pool # AN5952, 3.01%, 7/1/2032	344	321
Pool # AN6149, 3.14%, 7/1/2032	1,605	1,494
Pool # BS5530, 3.30%, 7/1/2032	1,676	1,576
Pool # BS6095, 4.14%, 7/1/2032	480	479
Pool # BS6345, 3.91%, 8/1/2032	510	499
Pool # BZ0884, 5.37%, 9/1/2032	948	1,010
Pool # BM3226, 3.45%, 10/1/2032 (e)	1,365	1,310
Pool # BS6822, 3.81%, 10/1/2032	980	955
Pool # BS8528, 4.31%, 10/1/2032	1,785	1,794
Pool # BS6872, 4.41%, 10/1/2032	285	288
Pool # BS6926, 4.51%, 10/1/2032	355	362
Pool # BS6928, 4.55%, 10/1/2032	310	317
Pool # BS6954, 4.93%, 10/1/2032	782	814
Pool # BM6491, 1.46%, 11/1/2032 (e)	1,596	1,318
Pool # BM6492, 1.51%, 11/1/2032 (e)	2,021	1,672
Pool # BS6819, 4.12%, 11/1/2032	1,110	1,104
Pool # BS7090, 4.45%, 12/1/2032	1,039	1,056
Pool # BS7113, 4.90%, 12/1/2032	295	308
Pool # AN7923, 3.33%, 1/1/2033	640	601
Pool # BS8428, 4.41%, 1/1/2033	1,221	1,233
Pool # BS7398, 4.74%, 2/1/2033	845	871
Pool # BS5357, 3.41%, 3/1/2033	799	750
Pool # AN9067, 3.51%, 5/1/2033	345	329
Pool # BS8416, 4.56%, 5/1/2033	580	593
Pool # BS5511, 3.45%, 8/1/2033	1,063	1,002
Pool # BS5127, 3.15%, 9/1/2033	615	564
Pool # BL1012, 4.03%, 12/1/2033	335	330
Pool # BL0900, 4.08%, 2/1/2034	190	188

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BZ0430, 4.32%, 2/1/2034	800	803
Pool # BL7124, 1.93%, 6/1/2035	688	569
Pool # AN4430, 3.61%, 1/1/2037	626	606
Pool # BL6060, 2.46%, 4/1/2040	595	459
Pool # BF0107, 4.50%, 6/1/2056	520	515
Pool # BF0219, 3.50%, 9/1/2057	1,394	1,294
Pool # BF0230, 5.50%, 1/1/2058	1,333	1,390
Pool # BF0334, 3.50%, 1/1/2059	363	336
Pool # BF0497, 3.00%, 7/1/2060	630	552
Pool # BF0561, 3.00%, 9/1/2061	1,633	1,425
Pool # BF0578, 2.50%, 12/1/2061	3,396	2,828
Pool # BF0732, 2.50%, 6/1/2063	1,653	1,415
Pool # BF0733, 3.00%, 6/1/2063	1,510	1,328
FNMA/FHLMC UMBS, Single Family, 30 Year TBA, 2.50%, 10/25/2054 (f)	7,521	6,491
GNMA II, 30 Year
Pool # BY3432, 3.50%, 9/20/2050	1,006	945
Pool # BR3929, 3.50%, 10/20/2050	510	480
Pool # BW1726, 3.50%, 10/20/2050	582	547
Pool # BS8546, 2.50%, 12/20/2050	1,483	1,281
Pool # BR3928, 3.00%, 12/20/2050	793	734
Pool # BU7538, 3.00%, 12/20/2050	457	423
Pool # 785294, 3.50%, 1/20/2051	1,432	1,328
Pool # CA8452, 3.00%, 2/20/2051	2,046	1,889
Pool # CA9005, 3.00%, 2/20/2051	438	414
Pool # CB1543, 3.00%, 2/20/2051	1,430	1,303
Pool # CA3588, 3.50%, 2/20/2051	1,533	1,440
Pool # CB1536, 3.50%, 2/20/2051	1,658	1,564
Pool # CB1542, 3.00%, 3/20/2051	941	858
Pool # CC0070, 3.00%, 3/20/2051	243	226
Pool # CC8726, 3.00%, 3/20/2051	296	270
Pool # CC8738, 3.00%, 3/20/2051	414	377
Pool # CC8723, 3.50%, 3/20/2051	1,973	1,854
Pool # CC0088, 4.00%, 3/20/2051	84	82
Pool # CC0092, 4.00%, 3/20/2051	199	195
Pool # CC8727, 3.00%, 4/20/2051	519	473
Pool # CC8739, 3.00%, 4/20/2051	1,357	1,237
Pool # CC8740, 3.00%, 4/20/2051	1,125	1,026
Pool # CC8751, 3.00%, 4/20/2051	253	231
Pool # CA3563, 3.50%, 7/20/2051	988	939
Pool # CE2586, 3.50%, 7/20/2051	1,323	1,242
Pool # CK1527, 3.50%, 12/20/2051	1,031	973
Pool # CJ8184, 3.50%, 1/20/2052	1,111	1,043
Pool # CK2716, 3.50%, 2/20/2052	852	790
Pool # CK8295, 5.00%, 3/20/2052	486	484
Pool # MA8200, 4.00%, 8/20/2052	299	289
Pool # CN3127, 5.00%, 8/20/2052	455	456
Pool # CV0172, 6.50%, 7/20/2053	750	792
Pool # CU6748, 6.00%, 9/20/2053	1,018	1,041

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # DA2721, 5.50%, 3/20/2054	423	428
GNMA II, Other
Pool # CV6672, 5.00%, 7/20/2062	444	442
Pool # CU1093, 5.50%, 6/20/2063	505	507
Pool # CV6673, 5.50%, 6/20/2063	876	880
Pool # CU1092, 6.00%, 6/20/2063	552	557
Pool # 785183, 2.93%, 10/20/2070 (e)	771	703
Total Mortgage-Backed Securities (Cost $153,594)		147,684
U.S. Treasury Obligations — 6.5%
U.S. Treasury Bonds
1.13%, 5/15/2040	2,232	1,475
1.13%, 8/15/2040	9,249	6,058
3.38%, 8/15/2042	5,050	4,557
3.13%, 2/15/2043	2,740	2,371
3.88%, 2/15/2043	11,305	10,906
3.88%, 5/15/2043	325	313
1.38%, 8/15/2050	11,275	6,210
1.63%, 11/15/2050	1,836	1,080
3.00%, 8/15/2052	9,350	7,514
U.S. Treasury Notes
4.13%, 1/31/2025 (g)	573	572
4.00%, 12/15/2025 (g)	835	836
4.00%, 2/15/2026	9,990	10,017
0.63%, 12/31/2027	1,255	1,143
3.63%, 3/31/2028	6,330	6,343
1.25%, 4/30/2028	2,990	2,757
1.00%, 7/31/2028	24,575	22,319
2.88%, 4/30/2029	4,495	4,362
3.25%, 6/30/2029	575	567
3.13%, 8/31/2029	2,266	2,219
3.88%, 9/30/2029	1,470	1,489
3.50%, 1/31/2030	3,830	3,811
3.63%, 3/31/2030	17,050	17,061
4.88%, 10/31/2030	4,000	4,269
2.88%, 5/15/2032	2,330	2,202
2.75%, 8/15/2032	526	492
3.50%, 2/15/2033	1,745	1,715
3.88%, 8/15/2033	7,220	7,278
4.00%, 2/15/2034	5,691	5,788
U.S. Treasury STRIPS Bonds
1.18%, 5/15/2027 (h)	2,780	2,531
4.87%, 11/15/2040 (h)	1,040	519
4.89%, 2/15/2041 (h)	665	328
Total U.S. Treasury Obligations (Cost $141,127)		139,102

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — 3.4%
Accelerated LLC Series 2021-1H, Class B, 1.90%, 10/20/2040 (b)	215	198
ACRE Commercial Mortgage Ltd. Series 2021-FL4, Class AS, 6.23%, 12/18/2037 (b) (e)	439	433
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046 (b)	870	825
American Airlines Pass-Through Trust
Series 2016-2, Class AA, 3.20%, 6/15/2028	609	577
Series 2016-3, Class AA, 3.00%, 10/15/2028	424	399
Series 2021-1, Class B, 3.95%, 7/11/2030	767	723
American Credit Acceptance Receivables Trust Series 2024-1, Class D, 5.86%, 5/13/2030 (b)	720	732
AMSR Trust
Series 2020-SFR2, Class E1, 4.03%, 7/17/2037 (b)	530	524
Series 2020-SFR3, Class E2, 2.76%, 9/17/2037 (b)	220	214
Series 2020-SFR4, Class D, 2.01%, 11/17/2037 (b)	810	783
Series 2020-SFR4, Class E2, 2.46%, 11/17/2037 (b)	404	391
Series 2021-SFR2, Class E2, 2.58%, 8/17/2038 (b)	340	320
Series 2024-SFR1, Class D, 4.29%, 7/17/2041 (b)	790	753
Aqua Finance Trust Series 2020-AA, Class C, 3.97%, 7/17/2046 (b)	318	300
Avis Budget Rental Car Funding AESOP LLC
Series 2024-2A, Class B, 5.57%, 10/20/2028 (b)	705	720
Series 2024-1A, Class A, 5.36%, 6/20/2030 (b)	545	560
Bridge Trust
Series 2024-SFR1, Class C, 4.30%, 8/17/2040 (b)	1,065	1,020
Series 2024-SFR1, Class D, 4.30%, 8/17/2040 (b)	1,225	1,155
Bridgecrest Lending Auto Securitization Trust
Series 2024-3, Class C, 5.70%, 7/16/2029	1,375	1,399
Series 2024-1, Class D, 6.03%, 11/15/2029	560	574
Series 2024-2, Class C, 6.07%, 2/15/2030	1,200	1,230
Series 2024-3, Class D, 5.83%, 5/15/2030	660	675
Business Jet Securities LLC
Series 2022-1A, Class A, 4.46%, 6/15/2037 ‡ (b)	430	424
Series 2024-2A, Class A, 5.36%, 9/15/2039 ‡ (b)	1,525	1,527
BXG Receivables Note Trust Series 2020-A, Class A, 1.55%, 2/28/2036 (b)	237	221
Carvana Auto Receivables Trust Series 2020-P1, Class C, 1.32%, 11/9/2026	445	428
Cascade MH Asset Trust Series 2021-MH1, Class A1, 1.75%, 2/25/2046 (b)	872	787
Cherry Securitization Trust Series 2024-1A, Class A, 5.70%, 4/15/2032 ‡ (b)	540	540
Credit Acceptance Auto Loan Trust
Series 2023-5A, Class B, 6.71%, 2/15/2034 (b)	560	581
Series 2024-2A, Class C, 6.70%, 10/16/2034 (b)	1,510	1,566
CVS Pass-Through Trust Series 2014, 4.16%, 8/11/2036 (b)	111	101
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (b)	525	501
Delta Air Lines Pass-Through Trust Series 2020-1, Class A, 2.50%, 6/10/2028	561	528
Diamond Resorts Owner Trust
Series 2021-1A, Class A, 1.51%, 11/21/2033 (b)	75	73
Series 2021-1A, Class C, 2.70%, 11/21/2033 (b)	184	179
Drive Auto Receivables Trust Series 2024-1, Class C, 5.43%, 11/17/2031	330	336
DT Auto Owner Trust
Series 2022-2A, Class D, 5.46%, 3/15/2028 (b)	385	386
Series 2023-1A, Class C, 5.55%, 10/16/2028 (b)	760	764
Series 2023-2A, Class D, 6.62%, 2/15/2029 (b)	435	449

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class B, 1.74%, 8/27/2035 (b)	210	197
Series 2021-A, Class C, 2.09%, 8/27/2035 (b)	89	83
Enterprise Fleet Financing LLC Series 2024-1, Class A3, 5.16%, 9/20/2030 (b)	350	360
Exeter Automobile Receivables Trust
Series 2022-5A, Class C, 6.51%, 12/15/2027	515	519
Series 2023-5A, Class C, 6.85%, 1/16/2029	440	456
Series 2024-1A, Class D, 5.84%, 6/17/2030	545	559
FHF Issuer Trust Series 2024-1A, Class A2, 5.69%, 2/15/2030 (b)	785	795
FHF Trust
Series 2021-2A, Class A, 0.83%, 12/15/2026 (b)	146	144
Series 2021-1A, Class A, 1.27%, 3/15/2027 (b)	103	103
Series 2023-1A, Class A2, 6.57%, 6/15/2028 (b)	423	429
FirstKey Homes Trust
Series 2021-SFR2, Class E1, 2.26%, 9/17/2038 (b)	1,215	1,135
Series 2022-SFR1, Class E1, 5.00%, 5/19/2039 (b)	410	401
Flagship Credit Auto Trust Series 2020-4, Class C, 1.28%, 2/16/2027 (b)	118	118
FMC GMSR Issuer Trust Series 2021-GT2, Class A, 3.85%, 10/25/2026 (b) (e)	745	702
Foundation Finance Trust
Series 2023-2A, Class A, 6.53%, 6/15/2049 (b)	687	708
Series 2024-2A, Class A, 4.60%, 3/15/2050 (b)	615	616
Series 2024-2A, Class B, 4.93%, 3/15/2050 (b)	225	225
GLS Auto Select Receivables Trust Series 2024-1A, Class C, 5.69%, 3/15/2030 (b)	195	199
GreatAmerica Leasing Receivables Funding LLC Series 2024-1, Class A4, 5.08%, 12/16/2030 (b)	515	528
HINNT LLC
Series 2024-A, Class B, 5.84%, 3/15/2043 (b)	753	769
Series 2024-A, Class C, 6.32%, 3/15/2043 (b)	901	919
Home Partners of America Trust
Series 2021-2, Class C, 2.40%, 12/17/2026 (b)	1,124	1,062
Series 2021-3, Class D, 3.00%, 1/17/2041 (b)	656	593
Huntington Bank Auto Credit-Linked Notes Series 2024-1, Class B1, 6.15%, 5/20/2032 (b)	215	219
Invitation Homes Trust Series 2024-SFR1, Class B, 4.00%, 9/17/2041 (b)	405	387
JetBlue Pass-Through Trust Series 2020-1, Class B, 7.75%, 11/15/2028	282	288
LAD Auto Receivables Trust Series 2023-4A, Class C, 6.76%, 3/15/2029 (b)	510	532
Lendbuzz Securitization Trust Series 2021-1A, Class A, 1.46%, 6/15/2026 (b)	119	118
Mariner Finance Issuance Trust
Series 2021-AA, Class A, 1.86%, 3/20/2036 (b)	1,145	1,090
Series 2024-AA, Class C, 6.00%, 9/22/2036 (b)	437	446
MVW LLC
Series 2021-2A, Class C, 2.23%, 5/20/2039 (b)	535	502
Series 2021-1WA, Class B, 1.44%, 1/22/2041 (b)	76	72
Series 2024-1A, Class B, 5.51%, 2/20/2043 (b)	331	338
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (b)	326	320
Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (b)	282	273
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (b)	764	739
Octane Receivables Trust
Series 2021-2A, Class C, 2.53%, 5/21/2029 (b)	945	913

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2023-3A, Class B, 6.48%, 7/20/2029 (b)	485	499
Series 2024-2A, Class C, 5.90%, 7/20/2032 (b)	1,300	1,334
OneMain Financial Issuance Trust Series 2020-2A, Class D, 3.45%, 9/14/2035 (b)	295	278
Oportun Issuance Trust
Series 2024-1A, Class A, 6.33%, 4/8/2031 (b)	514	515
Series 2021-B, Class A, 1.47%, 5/8/2031 (b)	1,708	1,658
Pagaya AI Debt Selection Trust Series 2021-HG1, Class A, 1.22%, 1/16/2029 (b)	137	135
Pagaya AI Technology in Housing Trust Series 2023-1, Class C, 3.60%, 10/25/2040 (b)	920	846
PRET LLC Series 2021-RN4, Class A1, 2.49%, 10/25/2051 (b) (e)	932	931
Pretium Mortgage Credit Partners I LLC Series 2021-NPL4, Class A1, 2.36%, 10/27/2060 (b) (d)	682	678
Progress Residential Trust
Series 2024-SFR5, Class D, 3.38%, 8/9/2029 (b) (e)	540	493
Series 2024-SFR5, Class E1, 3.38%, 8/9/2029 (b) (e)	1,210	1,080
Series 2021-SFR2, Class D, 2.20%, 4/19/2038 (b)	2,393	2,301
Series 2024-SFR1, Class E1, 3.85%, 2/17/2041 (b)	270	248
Series 2024-SFR2, Class D, 3.40%, 4/17/2041 (b) (e)	195	179
Series 2024-SFR2, Class E1, 3.40%, 4/17/2041 (b) (e)	310	279
PRPM LLC Series 2021-10, Class A1, 2.49%, 10/25/2026 (b) (d)	236	235
Purchasing Power Funding LLC Series 2024-A, Class B, 6.43%, 8/15/2028 (b)	515	525
Reach ABS Trust Series 2024-2A, Class B, 5.84%, 7/15/2031 (b)	400	407
Regional Management Issuance Trust Series 2021-1, Class A, 1.68%, 3/17/2031 (b)	439	431
Republic Finance Issuance Trust
Series 2020-A, Class A, 2.47%, 11/20/2030 (b)	13	13
Series 2021-A, Class A, 2.30%, 12/22/2031 (b)	1,697	1,664
Series 2024-A, Class A, 5.91%, 8/20/2032 (b)	550	559
Santander Consumer Auto Receivables Trust Series 2021-AA, Class B, 0.71%, 8/17/2026 (b)	535	529
SCF Equipment Leasing LLC
Series 2022-2A, Class C, 6.50%, 8/20/2032 (b)	775	804
Series 2024-1A, Class C, 5.82%, 9/20/2032 (b)	340	353
Series 2024-1A, Class D, 6.58%, 6/21/2033 (b)	425	443
Series 2023-1A, Class C, 6.77%, 8/22/2033 (b)	620	667
SFS Auto Receivables Securitization Trust Series 2024-1A, Class C, 5.51%, 1/20/2032 (b)	1,150	1,181
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class B, 1.34%, 11/20/2037 (b)	107	103
Series 2021-2A, Class B, 1.80%, 9/20/2038 (b)	118	113
Series 2024-2A, Class C, 5.83%, 6/20/2041 (b)	394	396
Series 2024-1A, Class C, 5.94%, 1/20/2043 (b)	324	326
Tricolor Auto Securitization Trust Series 2024-1A, Class B, 6.53%, 12/15/2027 (b)	465	472
Tricon Residential Trust
Series 2024-SFR2, Class A, 4.75%, 6/17/2040 (b)	540	540
Series 2023-SFR2, Class C, 5.00%, 12/17/2040 (b)	395	392
United Airlines Pass-Through Trust
Series 2016-2, Class B, 3.65%, 10/7/2025	132	130
Series 2019-2, Class B, 3.50%, 5/1/2028	328	312
Series 2016-1, Class A, 3.45%, 7/7/2028	441	411
Series 2018-1, Class A, 3.70%, 3/1/2030	483	443
Series 2024-1, Class AA, 5.45%, 2/15/2037	483	503
Upstart Pass-Through Trust Series 2021-ST2, Class A, 2.50%, 4/20/2027 (b)	32	32

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
VCAT LLC Series 2021-NPL2, Class A1, 5.11%, 3/27/2051 (b) (d)	50	50
Verizon Master Trust Series 2024-7, Class A, 4.35%, 8/20/2032 (b)	750	749
VOLT XCII LLC Series 2021-NPL1, Class A1, 4.89%, 2/27/2051 (b) (d)	144	143
VOLT XCIII LLC Series 2021-NPL2, Class A1, 4.89%, 2/27/2051 (b) (d)	720	716
VOLT XCIV LLC Series 2021-NPL3, Class A1, 5.24%, 2/27/2051 (b) (d)	670	670
VOLT XCIX LLC Series 2021-NPL8, Class A1, 5.12%, 4/25/2051 (b) (d)	387	384
VOLT XCV LLC Series 2021-NPL4, Class A1, 5.24%, 3/27/2051 (b) (d)	309	308
VOLT XCVI LLC Series 2021-NPL5, Class A1, 5.12%, 3/27/2051 (b) (d)	483	481
VOLT XCVII LLC Series 2021-NPL6, Class A1, 5.24%, 4/25/2051 (b) (d)	653	650
Westgate Resorts LLC
Series 2022-1A, Class B, 2.29%, 8/20/2036 (b)	185	180
Series 2024-1A, Class B, 6.56%, 1/20/2038 (b)	896	909
Series 2024-1A, Class C, 7.06%, 1/20/2038 (b)	504	512
Westlake Automobile Receivables Trust Series 2023-4A, Class C, 6.64%, 11/15/2028 (b)	375	386
World Financial Network Credit Card Master Trust Series 2023-A, Class A, 5.02%, 3/15/2030	785	793
Total Asset-Backed Securities (Cost $72,213)		72,122
Collateralized Mortgage Obligations — 1.3%
CFMT LLC Series 2024-HB15, Class M1, 4.00%, 8/25/2034 ‡ (b) (e)	620	596
Connecticut Avenue Securities Trust Series 2023-R06, Class 1M2, 7.98%, 7/25/2043 (b) (e)	655	677
CSMC Trust Series 2021-RPL1, Class A1, 4.07%, 9/27/2060 (b) (e)	782	779
FHLMC Seasoned Credit Risk Transfer Trust
Series 2018-1, Class MA, 3.00%, 5/25/2057	523	492
Series 2018-1, Class M60C, 3.50%, 5/25/2057	858	792
Series 2019-1, Class MT, 3.50%, 7/25/2058	311	283
Series 2019-1, Class M55D, 4.00%, 7/25/2058	466	438
Series 2019-2, Class M55D, 4.00%, 8/25/2058	853	802
Series 2019-3, Class M55D, 4.00%, 10/25/2058	744	700
Series 2020-3, Class M5TW, 3.00%, 5/25/2060	1,081	975
Series 2020-3, Class TTW, 3.00%, 5/25/2060	953	887
Series 2022-1, Class MTU, 3.25%, 11/25/2061	310	277
Series 2024-2, Class MT, 3.50%, 5/25/2064 (b)	1,005	908
FHLMC, REMIC
Series 4257, Class DZ, 2.50%, 10/15/2043	460	401
Series 5171, Class NI, IO, 3.00%, 7/25/2051	3,992	562
Series 5225, Class QL, 4.00%, 5/25/2052	825	732
FNMA Trust, Whole Loan Series 2002-W8, Class A1, 6.50%, 6/25/2042	343	360
FNMA, Grantor Trust, Whole Loan Series 2001-T12, Class A1, 6.50%, 8/25/2041	157	159
FNMA, REMIC
Series 2018-72, Class VB, 3.50%, 10/25/2031	290	285
Series 2014-52, Class BW, 3.00%, 9/25/2044	790	696
Series 2020-54, Class MA, 1.50%, 8/25/2050	344	289
Series 2022-4, Class TA, 1.00%, 4/25/2051	778	628
Series 2022-46, Class GZ, 4.50%, 7/25/2052	752	707
Series 2018-75, Class UZ, 4.00%, 10/25/2058	2,287	2,164
FNMA, REMIC Trust, Whole Loan Series 2002-W3, Class A4, 6.50%, 11/25/2041	671	687
GNMA
Series 2009-35, Class BZ, 6.00%, 5/16/2039	563	592

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2022-93, Class JZ, 4.50%, 5/20/2052	488	371
Series 2024-64, Class YH, 5.00%, 4/20/2054	1,725	1,723
Series 2015-H11, Class FC, 6.02%, 5/20/2065 (e)	387	386
Series 2021-H14, Class YD, 7.53%, 6/20/2071 (e)	1,032	941
Legacy Mortgage Asset Trust Series 2021-GS1, Class A1, 4.89%, 10/25/2066 (b) (d)	378	378
New Residential Mortgage Loan Trust
Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (b) (d)	740	753
Series 2024-RTL2, Class A1, 5.44%, 9/25/2039 (b) (d)	1,970	1,971
NYMT Loan Trust Series 2024-BPL3, Class A1, 5.27%, 9/25/2039 (b) (d)	440	438
Onity Loan Investment Trust Series 2024-HB2, Class M1, 5.00%, 8/25/2037 ‡ (b) (e)	1,350	1,334
Towd Point Mortgage Trust Series 2021-R1, Class A1, 2.92%, 11/30/2060 (b) (e)	1,863	1,685
Total Collateralized Mortgage Obligations (Cost $27,774)		26,848
Commercial Mortgage-Backed Securities — 0.6%
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (b)	670	645
FHLMC, Multi-Family Structured Credit Risk
Series 2021-MN2, Class M1, 7.08%, 7/25/2041 (b) (e)	835	793
Series 2021-MN1, Class M1, 7.28%, 1/25/2051 (b) (e)	143	142
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K-1511, Class A1, 3.28%, 10/25/2030	713	695
Series K754, Class AM, 4.94%, 11/25/2030 (e)	570	593
Series K-1510, Class A2, 3.72%, 1/25/2031	295	289
Series K-150, Class A2, 3.71%, 9/25/2032 (e)	815	792
FNMA ACES
Series 2018-M3, Class A2, 3.17%, 2/25/2030 (e)	308	296
Series 2021-M11, Class A2, 1.51%, 3/25/2031 (e)	555	471
Series 2022-M1S, Class A2, 2.15%, 4/25/2032 (e)	1,620	1,411
Series 2023-M8, Class A2, 4.62%, 3/25/2033 (e)	780	792
Series 2024-M2, Class A2, 3.75%, 8/25/2033	2,215	2,120
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	38	37
Series 2021-M3, Class X1, IO, 2.03%, 11/25/2033 (e)	1,386	101
FREMF Mortgage Trust
Series 2017-KGX1, Class BFX, 3.71%, 10/25/2027 (b) (e)	595	552
Series 2015-K48, Class C, 3.77%, 8/25/2048 (b) (e)	50	49
Series 2016-K56, Class B, 4.09%, 6/25/2049 (b) (e)	450	444
Series 2017-K67, Class C, 4.08%, 9/25/2049 (b) (e)	880	857
Series 2019-K97, Class B, 3.90%, 9/25/2051 (b) (e)	760	726
Multi-Family Connecticut Avenue Securities Trust
Series 2023-01, Class M7, 9.28%, 11/25/2053 (b) (e)	732	764
Series 2024-01, Class M7, 8.03%, 7/25/2054 (b) (e)	370	375
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (b)	885	768
Total Commercial Mortgage-Backed Securities (Cost $13,918)		13,712
Foreign Government Securities — 0.1%
Kingdom of Saudi Arabia 2.25%, 2/2/2033 (b)	200	167
Republic of Peru 2.78%, 12/1/2060	162	98

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
United Mexican States
3.50%, 2/12/2034	727	618
6.34%, 5/4/2053	200	199
Total Foreign Government Securities (Cost $1,283)		1,082
Municipal Bonds — 0.0% (i) ^
Texas — 0.0% ^
Texas Natural Gas Securitization Finance Corp., Customer Rate Relief Bonds Series 2023A-2, Rev., 5.17%, 4/1/2041 (Cost $195)	195	205
	SHARES (000)
Short-Term Investments — 3.0%
Investment Companies — 3.0%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.87% (a) (j) (Cost $64,319)	64,319	64,319
Total Investments — 100.0% (Cost $1,795,700)		2,139,377
Other Assets Less Liabilities — 0.0% ^		416
NET ASSETS — 100.0%		2,139,793

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of September 30, 2024.
(d)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of September 30, 2024.

(e)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of September 30, 2024.

(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(h)	The rate shown is the effective yield as of September 30, 2024.
(i)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(j)	The rate shown is the current yield as of September 30, 2024.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of September 30, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Ultra Note	30	12/19/2024	USD	3,553	6
U.S. Treasury 2 Year Note	161	12/31/2024	USD	33,533	125
U.S. Treasury 5 Year Note	282	12/31/2024	USD	31,007	120
					251
Short Contracts
U.S. Treasury Ultra Bond	(27)	12/19/2024	USD	(3,598)	2
					253

Abbreviations
USD	United States Dollar

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$69,631	$2,491	$72,122
Collateralized Mortgage Obligations	—	24,918	1,930	26,848
Commercial Mortgage-Backed Securities	—	13,712	—	13,712
Corporate Bonds	—	154,974	—	154,974
Exchange-Traded Funds	606,967	—	—	606,967
Foreign Government Securities	—	1,082	—	1,082
Investment Companies	912,362	—	—	912,362
Mortgage-Backed Securities	—	147,684	—	147,684
Municipal Bonds	—	205	—	205
U.S. Treasury Obligations	—	139,102	—	139,102
Short-Term Investments
Investment Companies	64,319	—	—	64,319
Total Investments in Securities	$1,583,648	$551,308	$4,421	$2,139,377
Appreciation in Other Financial Instruments
Futures Contracts	$253	$—	$—	$253
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds and ETFs advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2024	Shares at September 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	$40,469	$2,984	$2,080	$111	$2,564	$44,048	792	$414	$—
JPMorgan BetaBuilders International Equity ETF (a)	210,951	24,068	9,009	216	14,991	241,217	3,828	1,007	—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	17,874	830	2,081	285	2,501	19,409	192	140	— (b)
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	77,383	14,368	9,370	(51)	3,491	85,821	1,814	833	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	60,091	8,802	6,103	326	4,493	67,609	716	190	—
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	33,149	4,249	3,711	328	3,537	37,552	557	115	— (b)
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	23,031	2,042	198	(19)	919	25,775	544	453	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	194,396	16,856	5,825	(660)	9,478	214,245	28,874	2,618	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	31,498	3,094	1,173	23	1,722	35,164	5,477	506	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	41,044	3,452	3,172	154	2,659	44,137	2,485	—	—
JPMorgan Equity Index Fund Class R6 Shares (a)	477,071	31,126	19,781	289	27,012	515,717	5,964	1,653	—

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)

For the period ended September 30, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2024	Shares at September 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan High Yield Fund Class R6 Shares (a)	$92,961	$8,970	$2,612	$(132)	$3,912	$103,099	15,574	$1,803	$—
JPMorgan Inflation Managed Bond ETF (a)	76,902	6,266	—	—	2,368	85,536	1,781	827	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.87% (a) (c)	50,752	90,439	76,872	—	—	64,319	64,319	851	—
Total	$1,427,572	$217,546	$141,987	$870	$79,647	$1,583,648		$11,410	$— (b)

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Amount rounds to less than one thousand.
(c)	The rate shown is the current yield as of September 30, 2024.